Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

December 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.7%
Industrials – 17.6%
Aerospace & Defense – 1.6%
BAE Systems PLC	8,607,920	$121,845,020

Electrical Equipment – 4.7%
Fuji Electric Co., Ltd.	2,218,000	95,067,798
Nexans SA	451,720	39,630,204
Prysmian SpA	3,000,440	136,775,259
Schneider Electric SE	422,590	85,069,979

		356,543,240

Industrial Conglomerates – 1.1%
Siemens AG (REG)	431,820	81,013,441

Machinery – 2.8%
IHI Corp.	2,453,000	47,865,642
Kawasaki Heavy Industries Ltd.	3,593,200	79,189,056
Toyota Industries Corp.	1,012,300	82,290,108

		209,344,806

Professional Services – 5.7%
RELX PLC (London)	4,718,030	187,182,217
Wolters Kluwer NV	1,750,330	249,018,538

		436,200,755

Trading Companies & Distributors – 1.7%
Mitsubishi Corp.	7,947,000	126,589,800

		1,331,537,062

Financials – 17.5%
Banks – 14.2%
ABN AMRO Bank NV	5,486,410	82,507,257
Banco Bilbao Vizcaya Argentaria SA	19,649,520	179,090,790
Banco de Sabadell SA	40,941,130	50,396,697
Banco do Brasil SA	3,647,600	41,580,568
BNP Paribas SA	1,402,070	97,367,675
China Merchants Bank Co., Ltd. - Class H	15,077,500	52,447,500
Erste Group Bank AG	2,025,949	82,060,872
Eurobank Ergasias Services and Holdings SA(a)	23,757,040	42,209,753
Hana Financial Group, Inc.	1,452,780	48,732,881
HDFC Bank Ltd.	922,315	18,878,711
KB Financial Group, Inc.	2,432,100	101,471,526
Mitsubishi UFJ Financial Group, Inc.	6,796,700	58,330,153
Resona Holdings, Inc.	16,329,900	82,781,718
Sumitomo Mitsui Financial Group, Inc.	2,847,100	138,539,317

		1,076,395,418

Capital Markets – 2.3%
B3 SA - Brasil Bolsa Balcao	35,727,600	106,895,889
IG Group Holdings PLC	6,956,260	67,799,242

		174,695,131

Insurance – 1.0%
NN Group NV	1,937,950	76,589,411

		1,327,679,960

Company	Shares	U.S. $ Value

Information Technology – 16.8%
Electronic Equipment, Instruments & Components – 0.8%
Nan Ya Printed Circuit Board Corp.	7,108,000	$58,123,465

Semiconductors & Semiconductor Equipment – 12.8%
ASML Holding NV	170,560	128,753,610
Infineon Technologies AG	1,944,100	81,190,701
Novatek Microelectronics Corp.	1,456,000	24,488,838
SCREEN Holdings Co., Ltd.	1,957,600	165,007,632
SK Hynix, Inc.	1,074,710	117,291,626
STMicroelectronics NV	797,050	39,979,196
Taiwan Semiconductor Manufacturing Co., Ltd.	12,983,000	248,904,078
Tokyo Electron Ltd.	391,700	69,620,701
United Microelectronics Corp.	57,117,000	97,317,463

		972,553,845

Technology Hardware, Storage & Peripherals – 3.2%
Quanta Computer, Inc.	5,502,000	40,056,863
Samsung Electronics Co., Ltd.	3,366,000	204,305,403

		244,362,266

		1,275,039,576

Consumer Discretionary – 16.6%
Automobile Components – 1.2%
Sumitomo Electric Industries Ltd.	7,061,400	89,599,153

Automobiles – 5.3%
Honda Motor Co., Ltd.	16,370,200	168,862,095
Kia Corp.	940,080	72,699,447
Stellantis NV (France)	6,718,187	157,334,362

		398,895,904

Broadline Retail – 0.6%
Alibaba Group Holding Ltd.	4,719,200	45,457,859

Hotels, Restaurants & Leisure – 0.7%
Booking Holdings, Inc.(a)	16,000	56,755,520

Household Durables – 1.4%
Barratt Developments PLC	6,892,310	49,373,120
Gree Electric Appliances, Inc. of Zhuhai - Class A	13,296,700	60,359,498

		109,732,618

Specialty Retail – 2.6%
Industria de Diseno Textil SA	4,431,530	193,365,604

Textiles, Apparel & Luxury Goods – 4.8%
ANTA Sports Products Ltd.	7,082,800	68,839,870
Burberry Group PLC	1,042,974	18,812,053
Eclat Textile Co., Ltd.	3,265,000	59,667,974
LVMH Moet Hennessy Louis Vuitton SE	264,150	214,631,607

		361,951,504

		1,255,758,162

Health Care – 8.3%
Pharmaceuticals – 8.3%
Astellas Pharma, Inc.	5,013,900	59,631,672
GSK PLC	1,987,420	36,706,037

Company	Shares	U.S. $ Value

Novartis AG (REG)	849,490	$85,807,399
Novo Nordisk A/S - Class B	3,476,850	360,309,981
Ono Pharmaceutical Co., Ltd.	1,868,400	33,237,924
Roche Holding AG (Genusschein)	170,302	49,505,686

		625,198,699

Consumer Staples – 7.5%
Consumer Staples Distribution & Retail – 5.4%
Coles Group Ltd.	7,017,680	77,089,597
Jeronimo Martins SGPS SA	5,239,334	133,343,809
Loblaw Cos., Ltd.	1,542,450	149,326,807
Woolworths Group Ltd.	2,004,869	50,863,410

		410,623,623

Personal Care Products – 2.1%
Colgate-Palmolive India Ltd.	1,378,929	41,851,014
Unilever PLC	2,325,570	112,583,135

		154,434,149

		565,057,772

Energy – 5.8%
Oil, Gas & Consumable Fuels – 5.8%
Petroleo Brasileiro SA (Preference Shares)	18,835,600	143,711,995
Repsol SA	9,896,010	146,796,616
Shell PLC	4,552,050	149,007,105

		439,515,716

Materials – 3.1%
Construction Materials – 2.2%
CRH PLC	2,458,380	170,021,561

Metals & Mining – 0.9%
ArcelorMittal SA	2,413,830	68,504,499

		238,526,060

Utilities – 1.9%
Gas Utilities – 1.2%
Snam SpA	17,044,960	87,694,879

Multi-Utilities – 0.7%
Sembcorp Industries Ltd.	13,160,500	52,898,599

		140,593,478

Real Estate – 1.4%
Real Estate Management & Development – 1.4%
Emaar Properties PJSC	50,089,000	108,017,892

Communication Services – 1.2%
Entertainment – 1.2%
Capcom Co., Ltd.	1,327,800	42,849,032
Konami Group Corp.	971,300	50,738,945

		93,587,977

Total Common Stocks (cost $6,149,957,275)		7,400,512,354

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(b) (c) (d) (cost $161,710,975)	161,710,975	$161,710,975

Total Investments – 99.8% (cost $6,311,668,250)(e)		7,562,223,329
Other assets less liabilities – 0.2%		17,107,857

Net Assets – 100.0%		$7,579,331,186

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	14,592	CAD	20,164	01/10/2024	$627,404
Australia and New Zealand Banking Group Ltd.	USD	31,598	EUR	29,592	01/10/2024	1,079,191
Bank of America, NA	USD	15,650	JPY	2,325,321	01/12/2024	859,573
Bank of America, NA	USD	12,379	CLP	11,233,560	01/17/2024	362,742
Bank of America, NA	USD	29,681	NOK	321,078	02/16/2024	1,953,805
Bank of America, NA	TWD	933,883	USD	30,316	02/26/2024	(524,605)
Barclays Bank PLC	BRL	568,742	USD	115,667	01/03/2024	(1,415,601)
Barclays Bank PLC	USD	117,477	BRL	568,742	01/03/2024	(394,202)
Barclays Bank PLC	CAD	30,911	USD	22,691	01/10/2024	(640,234)
Barclays Bank PLC	EUR	76,899	USD	82,296	01/10/2024	(2,619,754)
Barclays Bank PLC	USD	8,961	CAD	11,869	01/10/2024	(2,246)
Barclays Bank PLC	USD	99,250	EUR	92,979	01/10/2024	3,421,512
Barclays Bank PLC	CNH	245,175	USD	34,139	01/11/2024	(288,823)
Barclays Bank PLC	JPY	24,378,696	USD	164,447	01/12/2024	(8,642,553)
Barclays Bank PLC	USD	127,509	JPY	18,413,711	01/12/2024	3,228,739
Barclays Bank PLC	KRW	362,816,133	USD	268,830	01/18/2024	(11,236,822)
Barclays Bank PLC	USD	13,939	KRW	18,097,608	01/18/2024	30,980
Barclays Bank PLC	GBP	7,981	USD	10,041	01/25/2024	(133,127)
Barclays Bank PLC	USD	23,234	AUD	35,168	01/25/2024	748,169
Barclays Bank PLC	USD	20,330	GBP	16,240	01/25/2024	373,241
Barclays Bank PLC	USD	8,320	TRY	249,728	01/25/2024	(20,632)
Barclays Bank PLC	USD	56,270	ZAR	1,074,986	02/07/2024	2,324,661
Barclays Bank PLC	USD	11,134	CHF	9,585	02/15/2024	312,340
Barclays Bank PLC	TWD	1,137,447	USD	36,753	02/26/2024	(810,220)
Barclays Bank PLC	USD	20,996	TWD	651,356	02/26/2024	514,377
Barclays Bank PLC	USD	300,127	INR	25,094,797	03/14/2024	499,762
BNP Paribas SA	EUR	89,212	USD	97,104	01/10/2024	(1,407,663)
BNP Paribas SA	USD	43,765	EUR	40,110	01/10/2024	526,732
BNP Paribas SA	CNH	204,041	USD	28,089	01/11/2024	(562,790)
BNP Paribas SA	USD	54,704	CNH	397,990	01/11/2024	1,182,035
BNP Paribas SA	USD	11,912	JPY	1,760,851	01/12/2024	590,547
BNP Paribas SA	USD	12,272	KRW	15,806,334	01/18/2024	(70,486)
BNP Paribas SA	USD	6,587	SGD	8,939	01/18/2024	190,915
BNP Paribas SA	AUD	13,203	USD	8,664	01/25/2024	(340,174)
BNP Paribas SA	TWD	527,669	USD	17,008	02/26/2024	(417,936)
Citibank, NA	BRL	81,903	USD	16,521	01/03/2024	(339,767)
Citibank, NA	USD	16,918	BRL	81,903	01/03/2024	(56,768)
Citibank, NA	EUR	1,283,061	USD	1,362,965	01/10/2024	(53,851,552)
Citibank, NA	USD	21,782	EUR	20,010	01/10/2024	314,650
Citibank, NA	JPY	1,923,977	USD	13,132	01/12/2024	(527,888)
Citibank, NA	AUD	32,277	USD	21,692	01/25/2024	(319,091)
Citibank, NA	GBP	34,611	USD	43,655	01/25/2024	(466,937)
Citibank, NA	USD	241,490	AUD	369,860	01/25/2024	10,729,868

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	37,917	IDR	592,290,276	01/25/2024	$559,318
Citibank, NA	USD	14,891	PHP	844,712	01/25/2024	365,250
Citibank, NA	TWD	3,360,413	USD	107,827	02/26/2024	(3,147,803)
Deutsche Bank AG	USD	11,288	CAD	15,472	01/10/2024	390,485
Deutsche Bank AG	USD	13,803	CNH	98,676	01/11/2024	52,786
Goldman Sachs Bank USA	USD	19,833	CAD	26,555	01/10/2024	210,144
Goldman Sachs Bank USA	USD	57,692	EUR	54,022	01/10/2024	1,961,620
Goldman Sachs Bank USA	USD	11,471	CNH	83,470	01/11/2024	250,198
Goldman Sachs Bank USA	USD	1,490	GBP	1,173	01/25/2024	4,707
HSBC Bank USA	BRL	141,336	USD	28,608	01/03/2024	(488,219)
HSBC Bank USA	USD	29,194	BRL	141,336	01/03/2024	(97,962)
HSBC Bank USA	EUR	47,193	USD	50,950	01/10/2024	(1,162,478)
HSBC Bank USA	USD	12,403	EUR	11,269	01/10/2024	41,485
HSBC Bank USA	CNH	82,545	USD	11,532	01/11/2024	(59,256)
HSBC Bank USA	USD	85,014	CNH	610,158	01/11/2024	665,030
HSBC Bank USA	USD	23,755	CNH	168,980	01/11/2024	(26,198)
HSBC Bank USA	USD	26,319	ILS	104,429	01/17/2024	2,530,395
HSBC Bank USA	KRW	30,898,636	USD	23,984	01/18/2024	132,491
HSBC Bank USA	USD	12,919	KRW	17,462,697	01/18/2024	561,232
HSBC Bank USA	USD	51,965	MXN	924,524	01/18/2024	2,351,330
HSBC Bank USA	GBP	1,785	USD	2,235	01/25/2024	(39,455)
HSBC Bank USA	INR	1,829,205	USD	21,938	03/14/2024	24,967
HSBC Bank USA	USD	12,703	INR	1,058,939	03/14/2024	(17,424)
JPMorgan Chase Bank, NA	EUR	14,482	USD	15,338	01/10/2024	(654,083)
JPMorgan Chase Bank, NA	USD	28,302	CAD	38,465	01/10/2024	730,797
JPMorgan Chase Bank, NA	USD	10,717	EUR	9,939	01/10/2024	257,743
JPMorgan Chase Bank, NA	JPY	47,960,925	USD	325,996	01/12/2024	(14,528,173)
JPMorgan Chase Bank, NA	USD	54,809	JPY	8,136,681	01/12/2024	2,961,870
JPMorgan Chase Bank, NA	USD	304,070	CHF	272,344	01/18/2024	20,217,271
JPMorgan Chase Bank, NA	USD	20,066	GBP	16,090	01/25/2024	445,609
JPMorgan Chase Bank, NA	USD	15,947	PLN	63,682	02/22/2024	227,687
Morgan Stanley Capital Services, Inc.	BRL	791,981	USD	163,588	01/03/2024	548,932
Morgan Stanley Capital Services, Inc.	USD	163,971	BRL	791,981	01/03/2024	(931,655)
Morgan Stanley Capital Services, Inc.	USD	56,961	EUR	52,730	01/10/2024	1,266,362
Morgan Stanley Capital Services, Inc.	USD	8,993	EUR	8,130	01/10/2024	(15,276)
Morgan Stanley Capital Services, Inc.	USD	27,624	MYR	128,127	01/11/2024	330,938
Morgan Stanley Capital Services, Inc.	AUD	9,930	USD	6,516	01/25/2024	(255,158)
Morgan Stanley Capital Services, Inc.	BRL	791,981	USD	163,322	02/02/2024	546,826
NatWest Markets PLC	USD	20,290	CAD	27,512	01/10/2024	475,953
NatWest Markets PLC	USD	10,443	EUR	9,467	01/10/2024	10,908
NatWest Markets PLC	USD	10,476	EUR	9,471	01/10/2024	(17,529)
NatWest Markets PLC	CNH	82,424	USD	11,336	01/11/2024	(237,954)
NatWest Markets PLC	USD	16,178	NZD	27,640	01/11/2024	1,294,907
NatWest Markets PLC	USD	141,803	SEK	1,474,439	02/16/2024	4,636,886
Standard Chartered Bank	USD	25,089	EUR	23,414	01/10/2024	765,842
Standard Chartered Bank	GBP	12,754	USD	15,973	01/25/2024	(285,398)
Standard Chartered Bank	USD	3,782	CHF	3,287	02/15/2024	142,715
Standard Chartered Bank	USD	40,350	THB	1,418,777	03/07/2024	1,447,854
State Street Bank & Trust Co.	USD	15,009	CAD	20,732	01/10/2024	638,986
State Street Bank & Trust Co.	CNH	69,434	USD	9,514	01/11/2024	(236,195)
State Street Bank & Trust Co.	JPY	1,299,942	USD	8,778	01/12/2024	(451,216)
State Street Bank & Trust Co.	USD	20,085	JPY	2,969,207	01/12/2024	996,768
UBS AG	CAD	17,881	USD	13,175	01/10/2024	(320,959)
UBS AG	USD	331,466	CAD	456,316	01/10/2024	12,953,592
UBS AG	USD	102,878	EUR	94,312	01/10/2024	1,265,138
UBS AG	USD	224,061	CNH	1,626,416	01/11/2024	4,322,806
UBS AG	JPY	1,404,740	USD	9,378	01/12/2024	(596,082)
UBS AG	KRW	18,528,814	USD	14,116	01/18/2024	(186,763)
UBS AG	USD	7,286	CHF	6,331	02/15/2024	274,309

						$(12,111,727)

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,508,444,600 and gross unrealized depreciation of investments was $(270,001,248), resulting in net unrealized appreciation of $1,238,443,352.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

PJSC – Public Joint Stock Company

REG – Registered Shares

COUNTRY BREAKDOWN1

December 31, 2023 (unaudited)

18.4%	Japan
9.3%	United Kingdom
7.5%	Spain
7.2%	South Korea
7.1%	Netherlands
7.0%	Taiwan
6.7%	United States
5.2%	France
4.8%	Denmark
3.9%	Brazil
3.0%	China
3.0%	Italy
2.1%	Germany
12.7%	Other
2.1%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 2.0% or less in the following: Australia, Austria, Canada, Greece, India, Luxembourg, Portugal, Singapore, Switzerland and United Arab Emirates.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$121,845,020	$1,209,692,042		$—	$1,331,537,062
Financials	—	1,327,679,960		—	1,327,679,960
Information Technology	—	1,275,039,576		—	1,275,039,576
Consumer Discretionary	56,755,520	1,199,002,642		—	1,255,758,162
Health Care	—	625,198,699		—	625,198,699
Consumer Staples	149,326,807	415,730,965		—	565,057,772
Energy	—	439,515,716		—	439,515,716
Materials	170,021,561	68,504,499		—	238,526,060
Utilities	—	140,593,478		—	140,593,478
Real Estate	—	108,017,892		—	108,017,892
Communication Services	—	93,587,977		—	93,587,977
Short-Term Investments	161,710,975	—		—	161,710,975

Total Investments in Securities	659,659,883	6,902,563,446	(a)	—	7,562,223,329
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	96,733,380		—	96,733,380
Liabilities:
Forward Currency Exchange Contracts	—	(108,845,107)		—	(108,845,107)

Total	$659,659,883	$6,890,451,719		$—	$7,550,111,602

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2023 is as follows:

Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$80,789	$423,829	$342,907	$161,711	$1,424